UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7616

Nuveen Missouri Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Missouri Premium Income Municipal Fund (NOM)
	August 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.4% (2.2% of Total Investments)
$ 1,000	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble	No Opt. Call	AA–	$ 1,095,980
	Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)
	Education and Civic Organizations – 1.9% (1.3% of Total Investments)
250	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 –	6/17 at 100.00	AAA	261,285
	AGC Insured
365	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/11 at 100.00	A3	369,979
	Series 2001, 5.500%, 4/01/18 – NPFG Insured
615	Total Education and Civic Organizations			631,264
	Health Care – 28.6% (18.5% of Total Investments)
760	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	N/R	738,940
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/27
930	Cass County, Missouri, Hospital Revenue Bonds, Series 2007, 5.625%, 5/01/38	11/16 at 100.00	N/R	884,318
480	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	359,184
	Medical Center, Series 2007, 5.000%, 12/01/37
750	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	759,315
	Health System, Series 2004, 5.500%, 2/15/29
500	Missouri Health & Educational Facilities Authority, St. Luke’s Episcopal– Presbyterian	6/11 at 101.00	AAA	510,460
	Hospitals Revenue Bonds, Series 2001, 5.250%, 12/01/26 – AGM Insured
2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St.	11/20 at 100.00	A+	2,069,380
	Lukes’s Health System, Series 2010A, 5.000%, 11/15/30
	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System,
	Series 2003:
1,500	5.125%, 5/15/25	5/13 at 100.00	AA	1,547,835
1,155	5.250%, 5/15/32	5/13 at 100.00	AA	1,182,073
425	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/11 at 100.00	BBB+	425,519
	System, Series 1996, 6.500%, 2/15/21
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	BBB+	511,125
	System, Series 2003, 5.700%, 2/15/34
350	St. Louis County Industrial Development Authority, Missouri, Healthcare Facilities Revenue	11/16 at 100.00	N/R	315,651
	Bonds, Ranken-Jordan Project, Refunding Series 2007, 5.000%, 11/15/27
9,350	Total Health Care			9,303,800
	Housing/Multifamily – 3.3% (2.1% of Total Investments)
390	Jefferson County Industrial Development Authority, Missouri, Multifamily Housing Revenue	12/11 at 100.00	N/R	391,076
	Bonds, Lakewood Apartments Project, Series 2001B, 5.750%, 11/01/34 (Mandatory put
	11/01/16) (Alternative Minimum Tax)
165	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Series 2001II,	12/11 at 100.00	AA	169,407
	5.250%, 12/01/16
500	St. Charles County Industrial Development Authority, Missouri, FHA-Insured Multifamily Housing	10/10 at 100.00	AAA	500,315
	Revenue Bonds, Ashwood Apartments, Series 1998A, 5.600%, 4/01/30 – AGM Insured
	(Alternative Minimum Tax)
1,055	Total Housing/Multifamily			1,060,798
	Housing/Single Family – 4.0% (2.6% of Total Investments)
60	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	9/10 at 100.00	AAA	61,615
	Loan Program, Series 2000B-1, 6.250%, 3/01/31 (Alternative Minimum Tax)
490	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	9/16 at 100.00	AAA	495,875
	Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)
755	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/17 at 100.00	AAA	757,091
	Loan Program, Series 2007C-1, 4.800%, 9/01/38 (Alternative Minimum Tax)
1,305	Total Housing/Single Family			1,314,581
	Long-Term Care – 8.3% (5.3% of Total Investments)
1,750	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	1,759,100
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
475	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village	8/17 at 100.00	N/R	438,786
	Obligated Group, Series 2007A, 5.125%, 8/15/32
500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	N/R	494,375
	of West County, Series 2007A, 5.500%, 9/01/28
2,725	Total Long-Term Care			2,692,261
	Materials – 2.2% (1.4% of Total Investments)
750	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc.,	6/13 at 101.00	BBB–	725,048
	Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)
	Tax Obligation/General – 30.2% (19.6% of Total Investments)
1,500	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds,	No Opt. Call	AAA	1,717,140
	Series 2005, 5.250%, 3/01/24 – AGM Insured (4)
1,685	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010,	3/20 at 100.00	AA+	1,934,009
	5.000%, 3/01/27
500	Jackson County School District R-7, Lees Summit, Missouri, General Obligation Refunding and	3/12 at 100.00	AAA	531,010
	Improvement Bonds, Series 2002, 5.250%, 3/01/18 – AGM Insured
500	Missouri School Boards Association, Lease Participation Certificates, Clay County School	3/17 at 100.00	AAA	553,080
	District 53 Liberty, Series 2007, 5.250%, 3/01/27 – AGM Insured
1,630	North Kansas City School District, Missouri, General Obligation Bonds, Series 2003A,	3/13 at 100.00	AA+	1,777,629
	5.000%, 3/01/23
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	A	1,123,500
	NPFG Insured
1,800	Ritenour Consolidated School District, St. Louis County, Missouri, General Obligation Bonds,	No Opt. Call	Aa2	1,906,974
	Series 1995, 7.375%, 2/01/12 – FGIC Insured
270	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	304,004
	2004, 5.250%, 3/01/20 – AGM Insured
8,885	Total Tax Obligation/General			9,847,346
	Tax Obligation/Limited – 21.2% (13.7% of Total Investments)
600	Chesterfield, Missouri, Certificates of Participation, Series 2005, 5.000%, 12/01/24 –	12/15 at 100.00	Aa1	638,346
	FGIC Insured
80	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.250%, 8/01/31	8/14 at 100.00	N/R	72,899
335	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series	4/14 at 100.00	N/R	338,112
	2006, 4.500%, 4/01/21
315	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series	6/16 at 100.00	N/R	263,589
	2006, 5.000%, 6/01/28
475	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds,	6/14 at 102.00	N/R	425,135
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
360	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	6/15 at 100.00	A	346,615
	Project, Series 2005A, 5.000%, 6/01/35
415	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of	3/16 at 100.00	A	420,972
	Independence, Crackerneck Creek Project, Series 2006C, 5.000%, 3/01/28
450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement	9/10 at 101.00	A	456,260
	Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured
500	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development	5/12 at 102.00	N/R	433,160
	District, Series 2006, 5.000%, 5/01/23
600	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004,	5/15 at 100.00	A	629,520
	5.250%, 5/01/20
2,000	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	12/10 at 100.00	N/R	2,003,460
	Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005A:
340	5.375%, 11/01/24	11/14 at 100.00	N/R	323,932
400	5.500%, 11/01/27	11/14 at 100.00	N/R	376,672
200	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North	11/14 at 100.00	N/R	188,336
	Village Project, Series 2005B, 5.500%, 11/01/27
7,070	Total Tax Obligation/Limited			6,917,008
	Transportation – 16.7% (10.8% of Total Investments)
500	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International	4/11 at 101.00	A	507,215
	Airport, Series 2001, 5.000%, 4/01/23 – AMBAC Insured (Alternative Minimum Tax)
1,000	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement	9/10 at 101.00	N/R	1,003,710
	Bonds, LCRA Parking Facilities, Series 1999C, 7.000%, 9/01/19
1,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	A	1,134,110
	2005, 5.500%, 7/01/18 – NPFG Insured
2,500	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	7/17 at 100.00	AAA	2,802,650
	2007A, 5.000%, 7/01/21 – AGM Insured
5,000	Total Transportation			5,447,685
	U.S. Guaranteed – 23.1% (14.9% of Total Investments) (5)
685	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs	10/12 at 100.00	N/R (5)	759,829
	Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AA– (5)	2,616,300
	Series 2001A, 5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured
900	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Anthony’s Medical	12/10 at 101.00	N/R (5)	921,996
	Center, Series 2000, 6.250%, 12/01/30 (Pre-refunded 12/01/10)
1,380	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley	11/11 at 100.00	Aa3 (5)	1,453,720
	Park Parking Garage, Series 2002D, 5.000%, 11/01/22 (Pre-refunded 11/01/11) – AMBAC Insured
80	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	92,781
	2004, 5.250%, 3/01/20 (Pre-refunded 3/01/14) – AGM Insured
500	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%,	No Opt. Call	AAA	603,095
	7/01/20 (Alternative Minimum Tax) (ETM)
1,000	St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Carnahan	2/12 at 100.00	N/R (5)	1,078,940
	Courthouse, Series 2002A, 5.750%, 2/15/16 (Pre-refunded 2/15/12) – FGIC Insured
7,045	Total U.S. Guaranteed			7,526,661
	Utilities – 1.7% (1.1% of Total Investments)
530	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	A3	555,689
	Water and Sewer – 10.0% (6.5% of Total Investments)
2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	2,882,425
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB)
350	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control	No Opt. Call	Aaa	378,759
	Revenue Bonds, State Revolving Fund Program – Kansas City Project, Series 1997C,
	6.750%, 1/01/12
3,315	Total Water and Sewer			3,261,184
$ 48,645	Total Investments (cost $49,017,011) – 154.6%			50,379,305
	Floating Rate Obligations – (6.8)%			(2,225,000)
	Other Assets Less Liabilities – 1.3%			423,286
	Auction Rate Preferred Shares, at Liquidation Value – (49.1)% (6)			(16,000,000)
	Net Assets Applicable to Common Shares – 100%			$ 32,577,591

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$50,379,305	$ —	$50,379,305

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2010, the cost of investments was $46,767,147.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2010, were as follows:

Gross unrealized:
Appreciation	$2,040,315
Depreciation	(653,018)
Net unrealized appreciation (depreciation) of investments	$1,387,297

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged as collateral for inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Missouri Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 29, 2010